UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

DREYFUS PREMIER NEW LEADERS FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER NEW LEADERS FUND, INC.
Statement of Investments (Unaudited)
September 30, 2004

Common Stocks--92.2%	Shares		Value ($)

Autos & Transports--4.2%
Expeditors International of Washington	260,500		13,467,850
JetBlue Airways	400,000	a	8,368,000
Norfolk Southern	425,000		12,639,500
			34,475,350
Consumer--17.9%
ARAMARK, Cl. B	300,000		7,242,000
Coach	325,000	a	13,786,500
Constellation Brands, Cl. A	165,000	a	6,279,900
Dean Foods	275,000	a	8,255,500
Federated Department Stores	150,000		6,814,500
Hilton Hotels	560,000		10,550,400
Lamar Advertising, Cl. A	185,000	a	7,697,850
Manpower	212,500		9,454,125
Michaels Stores	200,000		11,842,000
Moody's	140,000		10,255,000
Newell Rubbermaid	325,000		6,513,000
Royal Caribbean Cruises	290,000		12,644,000
Sabre Holdings, Cl. A	450,000		11,038,500
Smithfield Foods	425,000	a	10,625,000
Starwood Hotels & Resorts Worldwide	275,000		12,765,500
			145,763,775
Energy--6.9%
ENSCO International	375,000		12,251,250
TGS Nopec Geophysical	400,000	a	7,746,856
Murphy Oil	150,000		13,015,500
Noble	300,000	a	13,485,000
Patterson-UTI Energy	500,000		9,535,000
			56,033,606
Financial Services--20.4%
Axis Capital Holdings	375,000		9,750,000
CIT Group	275,000		10,282,250
Commerce Bancorp	145,000	b	8,004,000
Commerce Bancshares	210,000		10,098,900
Doral Financial	175,000		7,257,250
Fidelity National Financial	260,000		9,906,000
Hibernia, Cl. A	350,000		9,243,500
iStar Financial	245,000		10,101,350
Marshall & Ilsley	235,000		9,470,500
New York Community Bancorp	1		21
North Fork Bancorporation	255,000		11,334,750
Northern Trust	230,000		9,384,000
Providian Financial	675,000	a	10,489,500
RenaissanceRe Holdings	195,000		10,058,100
Sky Financial Group	350,000		8,750,000
Sovereign Bancorp	465,000		10,146,300
UnionBanCal	175,000		10,361,750
Willis Group Holdings	300,000		11,220,000
			165,858,171

Health Care--12.1%
Bard (C.R.)	203,000		11,495,890
Community Health Systems	365,000	a	9,738,200
Covance	275,000	a	10,991,750
Elan, ADR	650,000	a	15,210,000
Fisher Scientific International	170,000	a	9,916,100
HEALTHSOUTH	1,100,000	a	5,610,000
Hospira	315,000	a	9,639,000
IVAX	475,000	a	9,096,250
Sepracor	205,000	a	9,999,900
Teva Pharmaceutical Industries, ADR	247,000		6,409,650
			98,106,740
Materials & Processing--10.7%
Alumina, ADR	700,000		11,452,000
Ball	275,000		10,293,250
International Flavors & Fragrances	305,000		11,651,000
International Steel Group	365,000	a	12,300,500
Placer Dome	750,000		14,910,000
Sasol	600,000		11,181,046
Sigma-Aldrich	150,000		8,700,000
Southern Peru Copper	130,300		6,731,298
			87,219,094
Producer Durables--4.9%
Danaher	200,000		10,256,000
Embraer Aircraft, ADR	325,000		8,580,000
Goodrich	375,000		11,760,000
Rockwell Collins	255,000		9,470,700
			40,066,700
Technology--10.5%
Comverse Technology	435,000	a	8,191,050
InfoSpace	285,000	a	13,506,150
Jabil Circuit	400,000	a	9,200,000
Lexmark International, Cl. A	103,500	a	8,695,035
Marvell Technology	430,000	a	11,235,900
McAfee	425,000	a	8,542,500
Microchip Technology	335,000		8,991,400
Network Appliance	425,000	a	9,775,000
Xilinx	249,500		6,736,500
			84,873,535
Utilities--4.6%
Kinder Morgan	150,000		9,423,000
PG&E	175,000	a	5,320,000
Sempra Energy	225,000		8,142,750
TXU	300,000		14,376,000
			37,261,750

Total Common Stocks
(cost $595,181,161)			749,658,721

	Principal
Short-Term Investments--7.9%	Amount ($)		Value ($)

U.S. Treasury Bills:
1.51%, 10/7/2004	39,616,000		39,606,492
1.52%, 10/14/2004	4,585,000		4,582,570

1.50%, 10/21/2004	13,115,000	13,104,508
1.42%, 10/28/2004	1,002,000	1,000,908
1.41%, 11/12/2004	5,560,000	5,550,214

Total Short-Term Investments
(cost $63,844,403)		63,844,692

Investment of Cash Collateral for Securities Loaned--.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage
(cost $3,849,666)	3,849,666	3,849,666

Total Investments (cost $662,875,230)	100.6%	817,353,079

Liabilities, Less Cash and Receivables	(0.6%)	(5,012,562)

Net Assets	100.0%	812,340,516

a Non-income producing.
b	A portion of this security is on loan. At September 30, 2004, the total market value of the portfolio's security
	on loan is $3,728,098 and the total market value of the collateral held by the portfolio is $3,849,666.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER NEW LEADERS FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)